Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net income	$ 295,775	$ 296,529	$ 257,290
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	24,512	22,095	22,033
Share-based compensation	17,032	15,508	13,293
Non-cash contribution to 401(k) plan	4,274	2,945	2,428
Provision for doubtful accounts	3,948	2,619	1,991
Deferred income tax provision (benefit)	1,278	8,290	(10,735)
(Gain) loss on sale of property and equipment	(585)	27	115
Other income from investment in unconsolidated entity	(10,256)	(9,282)	(3,886)
Changes in operating assets and liabilities, net of effects of acquisitions:
Accounts receivable	8,457	(28,831)	(1,676)
Inventories	(15,525)	(78,954)	(73,403)
Accounts payable and other liabilities	12,734	(57,398)	99,956
Other, net	(5,873)	(2,991)	(886)
Net cash provided by operating activities	335,771	170,557	306,520
Cash flows from investing activities:
Business acquisitions, net of cash acquired	(59,672)	(5,626)
Capital expenditures	(17,805)	(17,153)	(17,876)
Investment in unconsolidated entity	(4,940)	(3,760)	(63,600)
Proceeds from sale of property and equipment	1,380	228	168
Net cash used in investing activities	(81,037)	(26,311)	(81,308)
Cash flows from financing activities:
Dividends on Common and Class B common stock	(241,412)	(209,218)	(164,147)
Distributions to non-controlling interest	(39,272)	(46,825)	(42,831)
Purchase of additional ownership from non-controlling interest	(32,400)		(42,688)
Repurchases of common stock to satisfy employee withholding tax obligations	(1,528)	(3,782)	(4,674)
Net (repayments) proceeds of other long-term obligations	(1,240)	269	(19)
Payment of fees related to revolving credit agreement		(790)
Net proceeds from the sale of Common stock			247,744
Proceeds from non-controlling interest for investment in unconsolidated entity	988	752	12,720
Net proceeds from issuances of common stock	13,341	6,591	5,244
Proceeds from non-controlling interest for investment in Peirce-Phelps, Inc.	17,000
Net cash used in financing activities	(264,023)	(139,603)	(202,145)
Effect of foreign exchange rate changes on cash and cash equivalents	849	(2,245)	1,419
Net (decrease) increase in cash and cash equivalents	(8,440)	2,398	24,486
Cash and cash equivalents at beginning of year	82,894	80,496	56,010
Cash and cash equivalents at end of year	74,454	82,894	80,496
Prior Revolving Credit Agreement [Member]
Cash flows from financing activities:
Net repayments under revolving credit agreement		(21,800)	$ (213,494)
Revolving Credit Agreement [Member]
Cash flows from financing activities:
Net repayments under revolving credit agreement	$ 20,500	$ 135,200